Fees Summary	May 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000.00
Previously Paid Amount	10,954.89
Total Fee Amount	56,975.35
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of this offering is $400,000,000.00, which is inclusive of the $99,409,147.10 remaining unsold from the $400,000,000.00 that was registered with the final prospectus supplement filed on June 16, 2023 and accordingly represents an incremental maximum aggregate offering price of $300,590,852.90.
Net Fee	$ 46,020.46
Narrative - Max Aggregate Offering Price	$ 400,000,000.00
Final Prospectus	true